Item 1. Report to Shareholders

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

EMERGING MARKETS STOCK FUND
--------------------------------------------------------------------------------
As of 10/31/03

Emerging Markets Stock Fund   $15,044
MSCI Emerging Markets Free Index   $11,550
Lipper Emerging Markets Funds Average   $13,186

                                 MSCI               Lipper
                             Emerging             Emerging             Emerging
                              Markets              Markets              Markets
                                 Free                Funds                Stock
                                Index              Average                 Fund

03/31/95                        10000                10000                10000
10/95                           10547                10715                10480
10/96                           11231                12046                11601
10/97                           10278                12295                11415
10/98                            7093                 8605                 8298
10/99                           10259                11613                11623
10/00                            9355                11229                13029
10/01                            7161                 8505                 9599
10/02                            7765                 9038                10364
10/03                           11550                13186                15044


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 10/31/03            1 Year           5 Years              3/31/95

Emerging Markets
Stock Fund                        45.16%             12.64%                4.87%

MSCI Emerging
Markets Free Index                48.74              10.24                 1.69

Lipper Emerging
Markets Funds Average             46.96              10.78                 3.12

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,
We are pleased to report that emerging market stocks posted strong returns and your fund returned 45.16% during the 12 months ended October 31, 2003. As you can see in the table on the preceding page, the fund modestly lagged the peer group, the Lipper Emerging Markets Funds Average, and the MSCI Emerging Markets Free Index. Sector allocation decisions were the largest factor in underperformance versus the benchmark.

As you know, the fund's objective is long-term capital growth through investments in common stocks of large and small companies located, or with primary operations, in emerging markets. The fund's investments are broadly diversified across emerging markets in Europe, Latin America, the Middle East, and the Pacific Rim. Nevertheless, the fund's concentration in developing economies increases its risk level.

Major International Index Returns
--------------------------------------------------------------------------------
Period Ended 10/31/03                                           12-Month Return
--------------------------------------------------------------------------------
MSCI Emerging Europe and
Middle East Index                                                         52.12%
MSCI EMF Latin America Index                                              59.75
MSCI EAFE Index                                                           27.57
MSCI Japan Index                                                          33.18
MSCI Pacific Ex-Japan Index                                               37.19

The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong gains that were led by emerging markets. The MSCI Emerging Europe and Middle East Index and the Latin America Index performed better than the developed market MSCI EAFE (Europe, Australasia, and Far East) and Japan benchmarks.

[Graphic Omitted]
Geographic Diversification
--------------------------------------------------------------------------------
Pacific Rim                                                                  55%
Latin America                                                                15
Europe                                                                       11
Middle East                                                                   8
Other & Reserves                                                             11

Based on net assets as of 10/31/03.

The Geographic Diversification table shows the fund's geographic profile as of October 31, 2003, versus the previous year. Our largest regional exposure is in the Pacific Rim where we see domestic economic improvement. In recent months, we increased our allocation in the Far East and have trimmed exposure to stocks in Latin America and Europe.

Largest Country Allocations And Performance
--------------------------------------------------------------------------------
(In U.S. Dollar Terms)                          Percent of             12-Month
Period Ended 10/31/03                           Net Assets               Return
South Korea                                           19.1%               30.50%
Taiwan                                                13.2                41.85
Brazil                                                10.0                90.59
India                                                  9.5                74.48
Russia                                                 5.9                50.02

Source: RIMES Online, using MSCI indices.

The Largest Country Allocations and Performance table shows how the fund's largest markets performed over the past year. All of our largest country allocations performed well, led by Brazil and India (the third- and fourth-largest allocations, respectively). The South Korean market, our largest country allocation, gained 30.50% for the past 12 months.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe
Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.
Respectfully,

James S. Riepe
Chairman

November 21, 2003

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      10/31/03    10/31/02    10/31/01  10/31/00      10/31/99
NET ASSET VALUE

Beginning of period  $    9.87   $    9.15   $   12.42 $   11.08     $    7.95

Investment activities
  Net investment
  income (loss)           0.09        0.04        0.02     (0.02)        (0.01)*
  Net realized and
  unrealized gain
  (loss)                  4.36        0.68       (3.30)     1.34          3.18
  Total from
  investment
  activities              4.45        0.72       (3.28)     1.32          3.17

Distributions
  Net investment
  income                 (0.02)      (0.01)       --        --           (0.04)
  Net realized gain       --          --          --        --            --
  Total distributions    (0.02)      (0.01)       --        --           (0.04)
  Redemption fees
  added
  to paid-in-capital      --          0.01        0.01      0.02          --

NET ASSET VALUE

End of period        $   14.30   $    9.87   $    9.15 $   12.42     $   11.08
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^            45.16%       7.97%     (26.33)    12.09%        40.08%*

Ratio of total
expenses to average
net assets                1.43%       1.51%       1.58%     1.50%         1.75%*

Ratio of net
investment income
(loss) to average
net assets                1.12%       0.41%       0.19%    (0.12)%      (0.14)%*

Portfolio
turnover rate             65.6%       70.5%       70.3%      56.1%         59.0%

Net assets,
end of period
(in thousands)        $ 345,380   $ 158,465   $ 131,436  $152,990    $  108,418

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.75% contractual expense limitation in effect through 10/31/01.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                         October 31, 2003

Statement of Net Assets (ss.)                       Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

BRAZIL  10.0%

Common Stocks  8.2%


Companhia de Bebidas ADR (USD)                     173,497      $         3,678

Companhia Siderurgica Nacional                  56,187,200                2,315

Companhia Vale do Rio Doce
  ADR (1 ADR represents
  1 common share) (USD)                              7,000                  320

Companhia Vale do Rio Doce
  ADR (1 ADR represents
  1 preferred A share) (USD)                       128,500                5,191

Embraer Aircraft ADR (USD)                          33,605                  872

Petrobras ADR (USD)                                370,790                8,068

Telebras ADR (USD)                                 150,680                5,190

Telesp Celular
Participacoes ADR (USD)*                           455,000                2,594

                                                                         28,228

Preferred Stocks  1.8%

Ambev                                                    5                 --

Banco Bradesco                                 216,615,849                  916

Banco Itau Holding
Financeira                                      27,558,000                2,261

Cia Energetica
Minas Gerais (Cemig)                           148,680,000                2,205

Gerdau                                              60,700                  885

                                                                          6,267

Total Brazil (Cost $31,424)                                              34,495


CAYMAN ISLANDS  0.5%

Common Stocks  0.5%


tom.com (HKD) *                                  5,566,000                1,791

Total Cayman
Islands (Cost $1,681)                                                     1,791

CHINA  0.4%

Common Stocks  0.4%

BYD (HKD)                                          476,000                1,241

Total China (Cost $1,079)                                                 1,241



CZECH REPUBLIC  0.3%

Common Stocks  0.3%


Komercni Banka                                      11,840                1,055

Total Czech Republic (Cost $884)                                          1,055

ESTONIA  0.3%

Common Stocks  0.3%

Eesti Telekom GDR (USD)                             42,476      $         1,032

Total Estonia (Cost $797)                                                 1,032


HONG KONG  3.0%

Common Stocks  3.0%


China Insurance                                  1,560,000                1,044

China Mobile (Hong Kong)                         2,662,500                7,558

CNOOC                                              870,500                1,642

Total Hong Kong (Cost $8,133)                                            10,244


HUNGARY  0.9%

Common Stocks  0.9%


Gedeon Richter                                      30,049                3,079

Total Hungary (Cost $2,174)                                               3,079

INDIA  9.5%

Common Stocks  9.5%

Arvind Mills *                                   1,066,657                1,077

Bharti Tele-Ventures *                           1,134,000                2,256

Gail India                                         543,500                1,964

HDFC Bank                                          341,000                2,391

I-Flex Solutions                                    28,200                  428

I-Flex Solutions,
144A *                                              73,800                1,119

ITC                                                115,400                2,218

Larsen & Toubro                                    254,800                2,285

Mahindra & Mahindra                                757,500                5,701

Maruti Udyog *                                     580,900                4,150

Maruti Udyog
(Restricted shares) *                               56,700                  405

Tata Motors                                        203,600                1,684

Tata Tea                                           215,500                1,255

Zee Telefilms                                    1,977,400                5,973

Total India (Cost $22,929)                                               32,906

INDONESIA  0.7%

Common Stocks  0.7%

Indocement Tunggal, 144A *                       1,235,500      $           280

PT Indocement Tunggal
Prakarsa *                                       1,186,500                  269

PT Semen Cibinong *                             10,379,500                  440

Telekom Indonesia                                1,882,500                1,329

Total Indonesia (Cost $1,764)                                             2,318


ISRAEL  2.7%

Common Stocks  2.7%


Check Point Software
Technologies (USD) *                               137,714                2,340

Partner Communications
ADR (USD) *                                        427,530                3,074

Teva Pharmaceutical
ADR (USD)                                           67,740                3,853

Total Israel (Cost $8,041)                                                9,267


LUXEMBOURG  0.5%

Common Stocks  0.5%


Tenaris ADR (USD)                                   68,900                1,874

Total Luxembourg (Cost $1,756)                                            1,874


MALAYSIA  4.7%

Common Stocks  4.7%


Berjaya Sports Toto                              1,984,500                2,277

CIMB Berhad                                      1,590,700                1,917

Gamuda Berhad                                      798,400                1,597

Hong Leong Bank                                  1,332,400                1,911

IJM                                                863,000                1,170

Magnum                                           2,888,700                2,151

Malayan Banking Berhad                             489,200                1,313

MK Land Holdings                                 2,133,200                1,263

Multi-Purpose Holdings *                         3,000,200                  979

SP Setia                                           937,499                  888

Symphony House Berhad *                          1,837,200                  933

Total Malaysia (Cost $14,569)                                            16,399

MEXICO  5.3%

Common Stocks  5.3%


America Movil ADR, Series L (USD)                  236,190    $           5,621

Cemex                                              338,982                1,628

Grupo Aeroportuario
del Sureste ADR (USD)                               25,100                  434

Grupo Financiero
BBVA Bancomer, Series B *                        3,005,801                2,552

Grupo Modelo, Series C                             298,000                  749

Grupo Televisa ADR (USD)                            44,569                1,727

Telmex ADR, Series L (USD)                          51,051                1,641

Wal-Mart de Mexico                               1,372,430                3,828

Total Mexico (Cost $15,174)                                              18,180



POLAND  0.6%

Common Stocks  0.6%


Telekomunikacja Polska                             588,100                2,057

Total Poland (Cost $1,952)                                                2,057


RUSSIA  5.9%

Common Stocks  5.9%


AO VimpelCom ADR (USD) *                            23,400                1,523

Gazprom ADR (USD)                                  114,100                2,739

GMK Norilsk Nickel (USD)                            37,600                1,936

Lukoil (USD)                                        70,820                1,431

Lukoil ADR (USD)                                    60,460                4,928

Mobile Telesystems ADR (USD)                        30,860                2,391

Sberbank RF (USD)                                    8,351                2,100

YUKOS ADR (USD)                                     70,204                3,291

Total Russia (Cost $14,921)                                              20,339


SOUTH AFRICA  5.6%

Common Stocks  5.6%


ABSA Group                                         337,000                1,951

African Bank Investments                         1,175,600                1,409

Impala Platinum Holdings                            68,650                6,319

Nedcor                                             217,536                1,991

Pick 'N Pay Stores                                 520,500      $         1,127

Sanlam                                           2,870,310                3,545

Standard Band Group                                179,452                  871

Telkom South Africa *                              270,200                2,101

Total South Africa (Cost $15,383)                                        19,314


SOUTH KOREA  19.1%


Common Stocks  17.4%

Amorepacific                                        11,540                1,584

Daewoo Shipbuilding
& Marine Engineering *                              79,690                1,071

Daewoo Shipbuilding
& Marine Engineering
GDR (USD) *                                         11,900                  312

Daewoo Shipbuilding
GDR, 144A (USD) *                                   36,200                  948

Hanwha Chemical *                                  319,720                2,221

Kook Soon Dang                                       5,695                  106

Kookmin Bank                                       161,766                5,905

Kookmin Bank ADR (USD)                              15,600                  573

Korean Air Lines                                   105,600                1,410

Kumgang Korea Chemical                              29,030                2,450

LG Card                                            112,290                1,143

LG Chemical                                         33,470                1,343

LG Home Shopping                                    23,300                1,136

LG International                                   188,580                1,146

Lotte Chilsung Beverage                              4,870                2,469

Lotte Confectionery                                  2,250                  989

NCsoft                                              16,750                  892

POSCO                                               14,510                1,692

Pusan Bank                                         298,790                1,616

Samsung Electronics                                 45,395               18,028

Samsung Fire & Marine
Insurance                                           46,790                2,672

Shinhan Financial                                  173,100                2,486

Shinsegae                                            8,490                1,704

South Korea Telecom                                 34,600                6,110

                                                                         60,006

Preferred Stocks  1.7%

Hyundai Motor                                      168,260                2,772

Samsung Electronics                                 15,640                3,106

                                                                          5,878

Total South Korea (Cost $48,464)                                         65,884

SWITZERLAND  0.6%

Common Stocks  0.6%


Compagnie Financiere Richemont
    (Ten depositary receipts
    represent one "A" unit) (ZAR)                  899,200      $         2,050

Total Switzerland (Cost $1,836)                                           2,050


TAIWAN  13.2%

Common Stocks  13.2%


Accton Technology                                  740,699                  461

Acer                                             1,924,661                2,836

Advantech                                          907,075                1,363

Basso Industry                                     559,000                1,120

Benq GDR, 144A (USD)                               213,900                1,380

China Trust Finance
Holdings                                         2,109,201                2,194

Delta Electronics                                  130,317                  167

EVA Airways                                      2,648,000                1,124

EVA Airways,
(Bonus shares)                                      49,699                   21

Evergreen Marine                                 2,368,220                2,080

First Financial Holdings *                       1,897,000                1,275

Formosa Plastic                                  1,712,070                2,624

Fubon Financial Holdings                         1,860,000                1,963

Hon Hai Precision Industry                         609,259                2,729

Nan Ya Plastic                                   1,624,881                2,169

Phoenixtec Power                                 1,179,655                1,408

Polaris Securities                               2,353,800                1,172

Quanta Computer                                    552,700                1,507

Ritek *                                          2,597,000                1,829

Taishin Financial Holdings                       2,422,000                1,720

Taiwan Cellular                                  1,450,001                1,303

Taiwan Semiconductor
Manufacturing                                    3,119,243                6,160

United Microelectronics                          3,512,350                3,219

Vanguard International
Semiconductor *                                  8,607,000                2,930

Wan Hai Lines                                      965,272                  945

Total Taiwan (Cost $37,916)                                              45,699

THAILAND  4.2%

Common Stocks  4.2%



Advanced Info Service                            1,283,200      $         1,994

Bangkok Bank NVDR *                              1,417,000                3,054

Italian-Thai Development *                       1,499,200                3,231

Kasikornbank Public NVDR *                       1,643,000                1,739

Land & Houses NVDR                               5,325,600                1,615

Siam Commercial Bank *                           2,718,000                2,809

TelecomAsia, Rights *                              187,357                 --

Total Thailand (Cost $8,970)                                             14,442



TURKEY  5.2%

Common Stocks  5.2%


Akbank                                         368,316,318                1,727

Anadolu Efes Biracilik
ve Malt Sanayii                                106,246,000                1,304

Dogan Yayin Holding *                        1,832,365,890                5,099

Hurriyet Gazete *                              874,035,150                2,314

Turkcell Iletisim Hizmetleri *                 745,187,600                5,680

Turkiye Garanti Bankasi *                      801,324,940                1,878

Total Turkey (Cost $13,228)                                              18,002



UNITED KINGDOM  2.1%

Common Stocks  2.1%


Anglo American (ZAR)                               331,210                6,754

Astro All Asia Networks (MYR) *                    536,000                  666

Total United Kingdom (Cost $6,405)                                        7,420


SHORT-TERM INVESTMENTS  2.9%

Money Market Funds  2.9%


T. Rowe Price Reserve
Investment Fund, 1.10% #                        10,122,134               10,122

Total Short-Term Investments
(Cost $10,122)                                                           10,122

SECURITIES LENDING COLLATERAL  4.3%

Money Market Pooled Account  4.3%


Investment in money
market pooled account

Managed by JP Morgan
Chase Bank, London                              14,841,805      $        14,842

Total Securities Lending
Collateral (Cost $14,842)                                                14,842


Total Investments in Securities

102.5% of Net Assets (Cost $284,444)                                   $354,052



Other Assets Less Liabilities                                           ( 8,672)



NET ASSETS                                                             $345,380
                                                                       --------


Net Assets Consist of:



Undistributed net investment
income (loss)                                                            $2,054

Undistributed net realized
gain (loss)                                                             (36,308)

Net unrealized gain (loss)                                               69,590

Paid-in-capital applicable
to 24,160,828 shares of $0.01 par
value capital stock outstanding;
2,000,000,000 shares of the
Corporation authorized                                                  310,044


NET ASSETS                                                             $345,380
                                                                       --------

NET ASSET VALUE PER SHARE                                                $14.30
                                                                         ------

         (ss.)    Denominated in currency of the country
                  of incorporation unless otherwise noted

         #        Seven-day yield

         *        Non-income producing

         144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $3,727 and represents 1.1% of net assets

         ADR      American Depository Receipts

         GDR      Global Depository Receipts

         HKD      Hong Kong dollar

         MYR      Malaysian Ringgit

         NVDR     Non Voting Depository Receipts

         USD      United States dollar

         ZAR      South African rand


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                           Year
                                                                          Ended
                                                                       10/31/03

Investment Income (Loss)

Income

  Dividend (net of foreign
  taxes of $655)                                           $              4,979

  Securities lending                                                        164

  Other                                                                      46

  Interest (net of foreign taxes of $1)                                       4

  Total income                                                            5,193

Expenses

  Investment management                                                   2,173

  Shareholder servicing                                                     463

  Custody and accounting                                                    172

  Legal and audit                                                            42

  Registration                                                               31

  Prospectus and shareholder reports                                         15

  Directors                                                                   6

  Miscellaneous                                                               5

  Total expenses                                                          2,907

Net investment income (loss)                                              2,286



Realized and Unrealized Gain (Loss)


Net realized gain (loss)

  Securities                                                             11,272

  Foreign currency transactions                                            (202)

  Net realized gain (loss)                                               11,070

Change in net unrealized gain (loss)

  Securities                                                             70,952

  Other assets and liabilities
  denominated in foreign currencies                                         (27)

  Change in net unrealized gain (loss)                                   70,925

Net realized and unrealized gain (loss)                                  81,995


INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                                  $84,281
                                                                        -------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income                    $         2,286      $           689

  Net realized gain (loss)                          11,070              (18,983)

  Change in net unrealized
  gain or loss                                      70,925               25,248

  Increase (decrease) in net
  assets from operations                            84,281                6,954

Distributions to shareholders

  Net investment income                               (328)                (145)

Capital share transactions *

  Shares sold                                      177,771              101,389

  Distributions reinvested                             294                  134

  Shares redeemed                                  (75,225)             (81,462)

  Redemption fees received                             122                  159

  Increase (decrease) in net
  assets from capital
  share transactions                               102,962               20,220

Net Assets

  Increase (decrease) during
  period                                           186,915               27,029

  Beginning of period                              158,465              131,436

  End of period                            $       345,380      $       158,465
                                           ---------------      ---------------

*Share information

  Shares sold                                       14,856                9,188

  Distributions reinvested                              28                   12

  Shares redeemed                                   (6,778)              (7,511)

  Increase (decrease)
  in shares outstanding                              8,106                1,689

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                         October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's
Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At October 31, 2003, approximately 92% of the fund's net assets were invested in securities of companies located in emerging markets or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $14,469,000; aggregate collateral consisted of $14,842,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $224,014,000 and $129,172,000, respectively, for the year ended October 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $328,000 and were characterized as ordinary income for tax purposes. At October 31, 2003 the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         73,287,000

Unrealized depreciation                                              (3,698,000)

Net unrealized appreciation (depreciation)                           69,589,000

Undistributed ordinary income                                         2,053,000

Capital loss carryforwards                                          (36,306,000)

Paid-in capital                                                     310,044,000

Net assets                                                 $        345,380,000
                                                                    ------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $11,094,000 of capital loss carryforwards. As of October 31, 2003, the fund had $17,765,000 of capital loss carryforwards that expire in 2009 and $18,541,000 that expire in 2010.

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                        $           (199,000)

Undistributed net realized gain                                         199,000

At October 31, 2003, the cost of investments for federal income tax purposes was $284,445,000.


NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds.

The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities. At October 31, 2003, the fund had no deferred tax liability, and $622,000 of capital loss carryforwards that expire in 2010, and $2,142,000 that expire in 2011.


NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $296,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $390,000 for the year ended October 31, 2003, of which $34,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2003, the fund was allocated $28,000 of Spectrum Funds'expenses, of which $11,000 related to services provided by Price and $13,000 was payable at period-end. At
October 31, 2003, approximately 13.6% of theoutstanding shares of the fund were held by the Spectrum Funds

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $92,000.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Emerging Markets Stock Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Emerging Markets Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,741,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $2,741,000 and foreign taxes paid of $654,000.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1991
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1988
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James S. Riepe
(6/25/43)
2002
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa
(4/22/44)
1979
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company; Vice President, International Funds

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Christopher D. Alderson (3/29/62)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Stephen V. Booth (6/21/61)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


Officers (continued)


Name (Date of Birth)

Title and Fund(s) Served

Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)
Assistant Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; Vice President and Secretary, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Julio A. Delgado, CFA (5/13/65)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Frances Dydasco (5/8/66)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T.  Rowe Price International,
Inc.

Mark J.T. Edwards (10/27/57)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)
President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President, T. Rowe Price International, Inc.

Gregory S. Golczewski  (1/15/66)
Vice President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)
Vice President, International Funds
Vice President, T. Rowe Price Global
Investment Services Limited, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)
Vice President, International Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Ian D. Kelson (8/16/56)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Head of Fixed Income, Morgan Grenfell/Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)

Patricia B. Lippert (1/12/53)
Secretary, International Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

D. James Prey III (11/26/59)
Vice President, International Funds Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Christopher J. Rothery (5/26/63)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

James B.M. Seddon (6/17/64)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Robert W. Smith (4/11/61)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International,
Inc.

Justin Thomson (1/14/68)
Vice President, International Funds
Vice President, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Portfolio Manager, G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)
Vice President, International Funds
Vice President, T. Rowe Price

David J.L. Warren (4/14/57)
Executive Vice President, International Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Emerging Markets Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report


Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)
Vice President, International Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003